Defined benefit plans (Detail 5.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		$ 502	$ 461	$ 188
Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		453	415
Interest expense related to defined benefit obligation		190	351
Interest income related to plan assets		(196)	(369)
Interest expense on asset ceiling effect		12	30
Administration expenses, taxes and premiums paid		17	13
Past service cost related to plan amendments		3	0
Net periodic expenses recognized in net profit		479	440	186
Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		447	409
Interest expense related to defined benefit obligation		72	200
Interest income related to plan assets		(84)	(233)
Interest expense on asset ceiling effect		12	30
Administration expenses, taxes and premiums paid		13	11
Past service cost related to plan amendments		0	0
Net periodic expenses recognized in net profit	[1]	459	417	153
UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		73	92
Interest income related to plan assets		(73)	(89)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		3	0
Net periodic expenses recognized in net profit		3	3	11
US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		6	6
Interest expense related to defined benefit obligation		45	59
Interest income related to plan assets		(38)	(47)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		4	2
Past service cost related to plan amendments		0	0
Net periodic expenses recognized in net profit		18	21	22
UBS AG
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		306	291	140
UBS AG | Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		268	249
Interest expense related to defined benefit obligation		159	273
Interest income related to plan assets		(159)	(278)
Interest expense on asset ceiling effect		7	18
Administration expenses, taxes and premiums paid		11	9
Past service cost related to plan amendments		3	0
Net periodic expenses recognized in net profit		289	271	141
UBS AG | Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		262	243
Interest expense related to defined benefit obligation		40	122
Interest income related to plan assets		(48)	(142)
Interest expense on asset ceiling effect		7	18
Administration expenses, taxes and premiums paid		8	7
Past service cost related to plan amendments		0	0
Net periodic expenses recognized in net profit	[1]	269	248	108
UBS AG | UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		73	92
Interest income related to plan assets		(73)	(89)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		3	0
Net periodic expenses recognized in net profit		3	3	11
UBS AG | US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		6	6
Interest expense related to defined benefit obligation		45	59
Interest income related to plan assets		(38)	(47)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		4	2
Past service cost related to plan amendments		0	0
Net periodic expenses recognized in net profit		$ 18	$ 21	$ 22

[1]
Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.